Fair Value Measurements (Tables)	3 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2020 and September 30, 2020, by level within the fair value hierarchy:

	December 31, 2020
	Level 1	Level 2	Level 3	Total
	($ in thousands)
Financial assets:
Commodity derivative assets	$—	$9,419	$—	$9,419
Financial liabilities:
Commodity derivative liabilities	$—	$(5,963)	$—	$(5,963)
Interest rate liabilities	$—	$(617)	$—	$(617)

	September 30, 2020
	Level 1	Level 2	Level 3	Total
	($ in thousands)
Financial assets:
Commodity derivative assets	$—	$24,341	$—	$24,341
Financial liabilities:
Commodity derivative liabilities	$—	$(1,672)	$—	$(1,672)
Interest rate liabilities	$—	$(748)	$—	$(748)